INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Current
Cash	$ 6,310,643	$ 7,262,138	$ 345,074
Prepaid expenses	51,985	89,117	48,375
Total Current Assets	6,362,628	7,351,255	393,449
Equipment	1,749	2,247	0
Total Assets	6,364,377	7,353,502	393,449
Current
Accounts payable and accrued liabilities	1,437,939	1,249,084	1,741,797
Promissory notes payable	90,412	192,065	210,863
Total Current Liabilities	1,528,351	1,441,149	1,952,660
Non-interest bearing liabilities	133,727	5,719,727	904,000
Total Liabilities	1,662,078	7,160,876	2,856,660
STOCKHOLDERS' EQUITY
Capital stock Authorized: 400,000,000 common shares, par value $0.001 per share Issued and outstanding: 64,874,149 common shares (September 30, 2014 - 47,200,237)	64,876	47,201	37,238
Additional paid-in capital	59,082,325	52,078,750	38,644,523
Common stock to be issued	640,000	640,000	60,000
Accumulated deficit	(55,084,902)	(52,573,325)	(41,204,972)
Total Stockholder's Equity	4,702,299	192,626	(2,463,211)
Total Liabilities and Stockholder's Equity	$ 6,364,377	$ 7,353,502	$ 393,449